January 4, 2011

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Attention: Filings – Rule 497(j)

Re:      Dreyfus Municipal Funds, Inc.

            Registration Statement File No. 33-42162, 811-6377

            CIK No. 878092

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 36 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 29, 2010.

Very truly yours,

/s/ Yaroslava Kouskovskaya

                                                                                                Yaroslava Kouskovskaya